Summary of Significant Accounting Policies (Details) - Schedule of major supplier that accounted total purchases	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Supplier A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major supplier that accounted total purchases [Line Items]
Net purchase, Supplier	$ 1,005,275	$ 1,005,275
Percentage of total purchase	82.00%	82.00%
Supplier B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major supplier that accounted total purchases [Line Items]
Net purchase, Supplier	$ 227,376	$ 227,376
Percentage of total purchase	18.00%	18.00%